Kilpatrick Townsend & Stockton LLP ktslaw.com	1001 West Fourth Street Winston-Salem, NC 27101-2400

direct dial 336 607 7512 direct fax 336 734 2608 jskinner@ktslaw.com

VIA EDGAR

December 19, 2025

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:	Horizon Funds (the “Trust”)
Post-Effective Amendment No. 56
(File Nos. 333-205411 and 811-23063)

Ladies and Gentlemen:

Pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T; please find Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the Trust (the “Amendment”).

The Amendment is filed pursuant to Rule 485(a) of the Securities Act for the purpose of adding five new series of the Trust: Anfield Enhanced Market ETF, Anfield Universal Fixed Income ETF, Anfield Dynamic Fixed Income ETF, Anfield U.S. Equity Sector Rotation ETF, and Regents Park Hedged Market Strategy ETF (the “Funds”). The Funds are being established for the purpose of acquiring the assets and assuming the liabilities of Anfield Enhanced Market ETF, Anfield Universal Fixed Income ETF, Anfield Dynamic Fixed Income ETF, Anfield U.S. Equity Sector Rotation ETF, and Regents Park Hedged Market Strategy ETF (together, the “Anfield Funds”), each a series of Two Roads Shared Trust (File Nos. 333-182417 and 811-22718) (the “Two Roads Trust”), pursuant to a proposed Agreement and Plan of Reorganization between the Trust and the Two Roads Trust (the “Reorganizations”). The Trust expects to file in January 2026 a combined proxy/prospectus on Form N-14 pursuant to which the approval of the Anfield Funds’ shareholders to the proposed Reorganizations will be solicited.

The Funds do not expect to commence operations prior to the closing of the Reorganizations.

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December 19, 2025

If you have any questions or comments, please contact the undersigned at 336-607-7512. Thank you for your consideration.

Sincerely,

/s/ Jeffrey Skinner

Jeffrey Skinner

CC:	John Drahzal, President of the Trust